Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	¥ 25,719	¥ 23,010